Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments, net	$ 146,387	$ 154,696
Unrealized (loss)/gain on oil and gas derivative instruments	(157,749)	361,972
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(11,362)	516,668
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	64,809	(29,034)
Unrealized MTM adjustment on commodity swap derivatives	(43,639)	16,411
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	50,592	82,890
Unrealized MTM adjustment for IRS derivatives	(4,407)	36,186
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	30,986	100,840
Unrealized MTM adjustment for IRS derivatives	$ (109,703)	$ 309,375